Accounts receivable and other	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Accounts receivable and other
8. Accounts receivable and other

	December 31, 2024	December 31, 2023

Trade receivables	$57,832	$49,387
Value added tax and other taxes recoverable	30,984	29,465
Other receivables and advances	21,128	22,233
Prepaid expenses and deposits	20,732	19,997
Deferred consideration (i)	60,000	—
	$190,676	$121,082
(i) In October 27, 2021, the Company completed a sale of the Tocantinzinho Project ("TZ"), a non-core gold asset, located in Brazil. The Company entered into a definitive agreement (the "GMIN Agreement") with G Mining Ventures Corp. (“GMIN”) to divest TZ. Under the terms of the GMIN Agreement, Eldorado will receive a deferred consideration of $60.0 million in cash to be paid following TZ commencing commercial production, payable on or before the first anniversary of commercial production (“Deferred Consideration”). The $60.0 million gain is recognized in other income (Note 18). GMIN declared commercial production on September 3, 2024. Six to nine months after commercial production is achieved, GMIN has the option to notify Eldorado and to defer payment of 50% of the Deferred Consideration at a cost of $5.0 million, in which case $30.0 million is payable upon the first anniversary of the commencement of commercial production and $35.0 million is payable upon the second anniversary of the commencement of commercial production.